Document and entity information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity information [Abstract]
Document Type	20-F
Document period end date	Dec. 31, 2018
Amendment flag	false
Document Period Focus	2018
Document Fiscal Period Focus	FY
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Trading symbol	SB
Entity voluntary filers	No
Entity well-known seasoned issuer	No
Entity common stock shares outstanding	103,005,748